Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Table Text Block]

At March 31, 2016	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥21,509	¥—	¥21,509	¥(17,200)	¥(911)	¥3,398
Receivables under resale agreements	9,538	(2,091)	7,447	(6,887)	—	560
Receivables under securities borrowing transactions	6,042	—	6,042	(5,947)	—	95

Total	¥37,089	¥(2,091)	¥34,998	¥(30,034)	¥(911)	¥4,053

Financial liabilities:
Derivative liabilities	¥20,818	¥—	¥20,818	¥(16,993)	¥(1,267)	¥2,558
Payables under repurchase agreements(1)	25,640	(2,091)	23,549	(23,398)	(1)	150
Payables under securities lending transactions	4,710	—	4,710	(4,673)	(23)	14
Obligations to return securities received as collateral	1,919	—	1,919	(310)	—	1,609

Total	¥53,087	¥(2,091)	¥50,996	¥(45,374)	¥(1,291)	¥4,331

At September 30, 2016	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥25,661	¥—	¥25,661	¥(20,746)	¥(1,097)	¥3,818
Receivables under resale agreements	6,902	(2,260)	4,642	(3,815)	—	827
Receivables under securities borrowing transactions	6,784	—	6,784	(6,639)	(13)	132

Total	¥39,347	¥(2,260)	¥37,087	¥(31,200)	¥(1,110)	¥4,777

Financial liabilities:
Derivative liabilities	¥24,590	¥—	¥24,590	¥(20,806)	¥(1,254)	¥2,530
Payables under repurchase agreements(1)	23,948	(2,260)	21,688	(21,593)	(2)	93
Payables under securities lending transactions	6,448	—	6,448	(6,434)	(1)	13
Obligations to return securities received as collateral	1,884	—	1,884	(400)	—	1,484

Total	¥56,870	¥(2,260)	¥54,610	¥(49,233)	¥(1,257)	¥4,120

Note:	(1)	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,434,521 million and ¥1,356,505 million at March 31, 2016 and September 30, 2016, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.